UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $322,192 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROVIRONMENT INC              COM              008073108     3579   136028 SH       SOLE                   136028        0        0
AMDOCS LTD                     ORD              G02602103    25099   844511 SH       SOLE                   844511        0        0
APPLE INC                      COM              037833100    26811    45909 SH       SOLE                    45909        0        0
APPLE INC                      COM              037833100    25112    43000 SH  CALL SOLE                    43000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    28176   568177 SH       SOLE                   568177        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     2059  1838551 SH       SOLE                  1838551        0        0
DIANA SHIPPING INC             COM              Y2066G104     8336  1071420 SH       SOLE                  1071420        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    22699   406578 SH       SOLE                   406578        0        0
FORTINET INC                   COM              34959E109    16925   728902 SH       SOLE                   728902        0        0
GRAFTECH INTL LTD              COM              384313102     9183   951600 SH       SOLE                   951600        0        0
MCKESSON CORP                  COM              58155Q103    21334   227564 SH       SOLE                   227564        0        0
NEWMONT MINING CORP            COM              651639106    24717   509524 SH       SOLE                   509524        0        0
NOKIA CORP                     SPONSORED ADR    654902204     3497  1689237 SH       SOLE                  1689237        0        0
OVERSEAS SHIPHOLDING GROUP I   COM              690368105     8935   804215 SH       SOLE                   804215        0        0
RANGE RES CORP                 COM              75281A109    18043   291632 SH       SOLE                   291632        0        0
RED HAT INC                    COM              756577102    19150   339050 SH       SOLE                   339050        0        0
SUPERVALU INC                  COM              868536103     1993   384688 SH       SOLE                   384688        0        0
USEC INC                       COM              90333E108     2837  2865641 SH       SOLE                  2865641        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    34968   780704 SH       SOLE                   780704        0        0
VIVUS INC                      COM              928551100    18739   656574 SH       SOLE                   656574        0        0